Revenue (Tables)	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer profile is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017
	(in thousands)		(in thousands)

Top client	$92,280	$73,212	$254,655	$264,142
Clients 2-5	173,112	95,068	502,514	274,074
Clients 6-10	94,631	70,320	287,782	184,800
Clients 11-25	106,184	79,377	329,833	223,267
Other	188,810	122,347	541,968	357,017

Total	$655,017	$440,323	$1,916,752	$1,303,300